Consolidated Statements of Operations - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Income Statement [Abstract]
Revenues	$ 2,227,559	$ 1,331,956
Cost of Goods Sold	1,131,102	678,073
Gross Profit	1,096,457	653,883
Operating expenses:
Research and development (note 9)	2,878,134	3,625,468
General and administrative	10,525,531	8,980,709
Depreciation and amortization	854,047	478,115
Impairment on revenue earning devices	584,177
Operating lease cost and rent	260,406	260,271
(Gain) loss on disposal of fixed assets	(16,426)
Total operating expenses	15,085,869	13,344,563
Loss from operations	(13,989,412)	(12,690,680)
Other income (expense), net:
Change in fair value of derivative liabilities		3,595
Interest expense	(6,758,044)	(5,426,364)
Gain (loss) on settlement of debt	38,740	3,992
Total other income (expense), net	(6,719,304)	(5,418,777)
Net Loss	$ (20,708,716)	$ (18,109,457)
Net loss per share - basic	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)
Weighted average common share outstanding - basic	7,080,914,317	5,091,857,082
Weighted average common share outstanding - diluted	7,080,914,317	5,091,857,082